Revenues from mining operations	12 Months Ended
Dec. 31, 2019
Revenues From Mining Operations [Abstract]
Revenues from mining operations
23	Revenues from mining operations

The Company has recognized the following amounts related to revenue in the consolidated statements of income:

Year Ended
December 31, 2019

Revenues from contracts with customers	228,822
Provisional pricing adjustments on concentrate sales	216
Total revenues	229,038

The following table sets out the disaggregation of revenue by metals and form of sale:

Year Ended
December 31, 2019

Revenues from contracts with customers:
Silver	42,450
Copper	88,128
Lead	28,073
Zinc	58,163
Gold	12,224
Total revenues from contracts with customers	229,038